Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Short-Term Borrowings
Short-Term Borrowings
Short-term borrowings were as follows:

December 31 (In thousands)	2015	2014
Securities sold under agreements to repurchase	$254,242	$276,980
FHLB advances	140,000	—
Total short-term borrowings	$394,242	$276,980

The outstanding balances for all short-term borrowings as of December 31, 2015 and 2014 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements	FHLB Advances
2015
Ending balance	$254,242	$140,000
Highest month-end balance	278,324	140,000
Average daily balance	257,622	1,096
Weighted-average interest rate:
As of year-end	0.17%	0.56%
Paid during the year	0.18%	0.59%
2014
Ending balance	$276,980	$—
Highest month-end balance	307,025	—
Average daily balance	262,709	561
Weighted-average interest rate:
As of year-end	0.18%	—%
Paid during the year	0.19%	0.10%

During 2014 and 2015, outstanding FHLB advances were collateralized by investment securities owned by the Corporation’s bank subsidiary and by various loans pledged under a blanket agreement by the Corporation’s bank subsidiary. At December 31, 2015 and 2014, $21 million and $28 million, respectively, of investment securities were pledged as collateral for FHLB advances. At December 31, 2015 and 2014, $1,985 million and $2,038 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park’s bank subsidiary. See Note 13 - Repurchase Agreement Borrowings for information related to investment securities collateralizing repurchase agreements.